Organization and Principal Activities (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Aug. 14, 2019 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 10, 2021	Nov. 30, 2020	Aug. 01, 2020	Dec. 02, 2019 USD ($)	Dec. 02, 2019 CNY (¥)	Aug. 15, 2019 shares
Organization and Principal Activities [Line Items]
Shares issued (in Shares)										135,007
Purchased remaining shares (in Shares)										675,000
Percentage of economic beneficial interest		5.18%
Ownership voting percentage		1.31%
Amount of paid-in capital of HF capital								$ 2.9	¥ 20
Initial equity interest pledge agreement term	20 years
Service fees percentage	100.00%
Shanghai Zhongxun [Member]
Organization and Principal Activities [Line Items]
Equity interest				100.00%
Zhongchao Shanghai [Member]
Organization and Principal Activities [Line Items]
Equity interest					100.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares)	14,752,352
Capital to purchase shares (in Shares)		2,054,943	2,053,143
Ordinary shares would not be issued (in Shares)		135,007	135,007	135,007
Ordinary shares outstanding (in Shares)		135,007	135,007	135,007
Shanghai Zhongxun [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			93.33%			51.00%
Mr. Weiguang Yang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			6.67%			19.00%
Beijing Zhongchao Yixin Management Consulting Partnership [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						20.00%
LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						10.00%
West Angel [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			60.00%
Zhongchao Shanghai [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage		6.25%								6.25%
Mr.Yang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage							76.40%
Warrant [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Capital to purchase shares (in Shares)		135,007
Zhongchao Shanghai [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares)										675,068